UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Consilium Emerging Market Small Cap Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.8%
Argentina - 2.3%
Banco Macro - ADR	15,684	$547,842
Cresud - ADR	45,985	513,193
		1,061,035
Brazil - 3.3%
Banco ABC Brasil	227,534	1,539,933

Cambodia - 2.6%
NagaCorp	1,573,448	1,228,048

Chile - 1.6%
Parque Arauco	419,046	767,732

China - 4.5%
China Lesso Group Holdings	3,697,768	2,117,168

Egypt - 6.7%
Commercial International Bank Egypt	63,365	409,610
Eastern Tobacco	51,872	1,237,157
Talaat Moustafa Group	1,032,905	1,508,175
		3,154,942
Greece - 2.4%
Hellenic Exchanges	123,194	1,154,680

Indonesia - 8.0%
Bank Pembangunan Daerah Jawa Timur	19,071,701	731,957
Global Mediacom	8,187,281	1,354,285
Tiga Pilar Sejahtera Food *	7,815,928	1,673,176
		3,759,418
Malaysia - 5.6%
Cahya Mata Sarawak	1,495,507	1,987,860
Protasco	1,237,785	643,905
		2,631,765
Morocco - 0.5%
Douja Promotion Groupe Addoha	40,665	244,774

Nigeria - 4.4%
Ecobank Transnational	20,064,091	2,089,752

Pakistan - 2.1%
Lucky Cement	137,084	466,292
Oil & Gas Development	195,362	500,474
		966,766

Peru - 6.8%
Alicorp	292,476	804,065
Cementos Pacasmayo - ADR	97,283	911,542
Ferreycorp	1,764,114	1,066,716
Grana Y Montero - ADR	24,915	408,108
		3,190,431
Philippines - 4.4%
Pepsi-Cola Products Philippines *	5,618,990	592,976
Security Bank	508,552	1,477,086
		2,070,062
Singapore - 2.5%
Ezion Holdings	681,104	1,199,347

South Korea - 8.8%
Eugene Technology	47,212	763,997
I-Sens *	26,017	1,266,513
POSCO ICT	83,743	603,456
Seegene *	15,693	890,812
Soulbrain	21,581	623,295
		4,148,073
Taiwan - 3.1%
Lung Yen Life Service	501,673	1,478,541

Turkey - 2.4%
Torunlar Gayrimenkul Yatirim Ortakligi	710,748	1,153,562

Ukraine - 0.8%
MHP - GDR, Reg S	30,865	360,367
TOTAL COMMON STOCKS
(Cost $33,780,955)		34,316,396

PARTICIPATION NOTES - 17.1%
India - 13.4%
HSBC Bank, Gujarat Pipav Port, 12/30/2016 *	254,343	603,127
HSBC Bank, IPCA Laboratories, 01/06/2017	113,947	1,405,061
HSBC Bank, Jammu & Kashmir Bank, 10/28/2016	58,830	1,446,957
HSBC Bank, PTC India, 03/03/2017	1,276,125	1,838,850
HSBC Bank, VA Tech Wabag, 03/03/2017	44,686	1,041,923
		6,335,918
Saudi Arabia - 3.7%
HSBC Bank, Al Khaleej Training & Education, 07/18/2016	36,589	713,030
HSBC Bank, Halawani Brothers, 05/04/2015	42,436	1,036,970
		1,750,000
TOTAL PARTICIPATION NOTES
(Cost $6,998,539)		8,085,918

INVESTMENT COMPANIES - 5.2%
Romania - 1.4%
Fondul Proprietatea	2,522,484	660,781

Vietnam - 3.8%
Vietnam Opportunity Fund *	674,986	1,785,945
TOTAL INVESTMENT COMPANIES
(Cost $2,298,417)		2,446,726

SHORT-TERM INVESTMENT - 5.6%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $2,656,110)	2,656,110	2,656,110

Total Investments - 100.7%
(Cost $45,734,021)		47,505,150
Other Assets and Liabilities, Net - (0.7)%		(330,542
Total Net Assets - 100.0%		47,174,608

* Non-income producing security
ADR - American Depository Receipt
GDR - Global Depository Receipt
Reg S - Security sold outside United States without registration under the Securities Act of 1933.
^ Variable rate security - The rate shown is the rate in effect as of August 31, 2014.

At August 31, 2014, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Financials #	28.8%
Industrials	14.5%
Consumer Staples	12.1%
Consumer Discretionary	10.1%
Health Care	7.6%
Utilities	6.1%
Investment Companies	5.2%
Materials	4.2%
Energy	3.6%
Information Technology	2.9%
Short Term Investment	5.6%
Other Assets and Liabilities, Net	(0.7)%
Net Assets	100.0%

# As of August 31, 2014, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$11,638,989	$22,677,407	$-	$34,316,396
Participation Notes	-	8,085,918	-	8,085,918
Investment Companies	1,785,945	660,781	-	2,446,726
Short-Term Investment	2,656,110	-	-	2,656,110
Total Investments in Securities	$16,081,044	$31,424,106	$-	$47,505,150

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2014, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

Consilium Emerging Market Small Cap Fund

Cost of investments	$45,734,021

Gross unrealized appreciation	3,414,306
Gross unrealized depreciation	(1,643,177)
Net unrealized appreciation	$1,771,129

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                          James R. Arnold, President

Date October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date October 23, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date October 23, 2014